SCHEDULE OF SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share based compensation	$ 2,555	$ 1,968
General and Administrative Expense [Member]
Share based compensation	2,188	1,194
Research and Development Expense [Member]
Share based compensation	$ 367	$ 774